Income Taxes - Income Taxes Charged to Income (Loss) from Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Current Federal Income Taxes	$ 1,073	$ 1,240	$ 289
Deferred Federal Income Taxes	264	126	257
Current Foreign Income Taxes	6,966	7,289	5,366
Deferred Foreign Income Taxes	49	(1,058)	(1,082)
Current State and Local Income Taxes	317	260	99
Deferred State and Local Income Taxes	101	6	(12)
Provision for income taxes	$ 8,770	$ 7,863	$ 4,917